Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 1,069,011	$ 699,087
Amount at end of year	1,379,527	1,069,011	$ 699,087
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	3,736,313	2,238,391	1,062,055
Increases	96,278	172,844	83,648
Translation effect	1,493,677	1,322,423	1,098,627
Adjustment for inflation	27,585	24,975	36,802
Decreases and reclassifications	(29,597)	(22,320)	(42,741)
Amount at end of year	5,324,256	3,736,313	2,238,391
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	2,579,363	1,498,288	679,425
Increases	214,313	163,329	98,869
Translation effect	1,072,346	907,519	727,292
Adjustment for inflation	13,940	12,988	20,536
Decreases and reclassifications	(11,854)	(2,761)	(27,834)
Amount at end of year	3,868,108	2,579,363	1,498,288
Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,156,950	740,103	382,630
Amount at end of year	1,456,148	1,156,950	740,103
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	77,193	48,047	21,394
Increases	62	46	425
Translation effect	27,498	24,838	20,845
Adjustment for inflation	3,600	3,382	5,096
Decreases and reclassifications	(589)	880	287
Amount at end of year	107,764	77,193	48,047
Land and buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	36,553	22,114	9,250
Increases	2,054	1,260	758
Translation effect	13,013	11,444	9,356
Adjustment for inflation	1,801	1,726	2,785
Decreases and reclassifications	(1,647)	9	(35)
Amount at end of year	51,774	36,553	22,114
Land and buildings [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	40,640	25,933	12,144
Amount at end of year	55,990	40,640	25,933
Mining Property, Wells and Related Equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	2,688,553	1,604,868	775,353
Increases	(13,412)	1,980	(10,216)
Translation effect	1,110,354	967,212	808,772
Adjustment for inflation			152
Decreases and reclassifications	93,720	114,493	30,807
Amount at end of year	3,879,215	2,688,553	1,604,868
Mining Property, Wells and Related Equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	2,125,588	1,231,930	566,334
Increases	171,786	137,017	82,939
Translation effect	896,732	758,928	609,973
Adjustment for inflation			141
Decreases and reclassifications	(8,915)	(2,287)	(27,457)
Amount at end of year	3,185,191	2,125,588	1,231,930
Mining Property, Wells and Related Equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	562,965	372,938	209,019
Amount at end of year	694,024	562,965	372,938
Refinery equipment and petrochemical plants [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	472,630	280,451	134,675
Increases	1,724	4,676	370
Translation effect	194,960	171,788	138,924
Decreases and reclassifications	13,872	15,715	6,482
Amount at end of year	683,186	472,630	280,451
Refinery equipment and petrochemical plants [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	261,965	152,295	69,160
Increases	27,195	16,092	9,517
Translation effect	111,376	93,611	73,643
Decreases and reclassifications		(33)	(25)
Amount at end of year	400,536	261,965	152,295
Refinery equipment and petrochemical plants [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	210,665	128,156	65,515
Amount at end of year	282,650	210,665	128,156
Transportation equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	27,042	16,162	7,614
Increases	119	83	38
Translation effect	10,051	8,723	7,400
Adjustment for inflation	902	716	797
Decreases and reclassifications	205	1,358	313
Amount at end of year	38,319	27,042	16,162
Transportation equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	17,951	10,579	4,512
Increases	1,679	1,345	960
Translation effect	6,905	5,917	4,639
Adjustment for inflation	524	486	565
Decreases and reclassifications	(360)	(376)	(97)
Amount at end of year	26,699	17,951	10,579
Transportation equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	9,091	5,583	3,102
Amount at end of year	11,620	9,091	5,583
Materials and equipment in warehouse [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	62,423	34,990	15,993
Increases	33,422	43,089	19,885
Translation effect	24,712	21,044	15,332
Adjustment for inflation	421	920	1,107
Decreases and reclassifications	(31,252)	(37,620)	(17,327)
Amount at end of year	89,726	62,423	34,990
Materials and equipment in warehouse [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	62,423	34,990	15,993
Amount at end of year	89,726	62,423	34,990
Drilling and work in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	194,585	124,381	59,529
Increases	72,162	114,878	67,264
Translation effect	61,134	70,818	61,084
Adjustment for inflation	2,575	1,326	792
Decreases and reclassifications	(106,547)	(116,818)	(64,288)
Amount at end of year	223,909	194,585	124,381
Drilling and work in progress [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	194,585	124,381	59,529
Amount at end of year	223,909	194,585	124,381
Exploratory Drilling in Progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	11,386	7,972	2,871
Increases	152	6,532	5,438
Translation effect	2,605	5,014	3,851
Decreases and reclassifications	(10,245)	(8,132)	(4,188)
Amount at end of year	3,898	11,386	7,972
Exploratory Drilling in Progress [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	11,386	7,972	2,871
Amount at end of year	3,898	11,386	7,972
Furniture, fixtures and installations [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	41,017	24,717	10,454
Increases	121	106	59
Translation effect	17,133	14,289	10,935
Adjustment for inflation	537	828	1,371
Decreases and reclassifications	3,997	1,077	1,898
Amount at end of year	62,805	41,017	24,717
Furniture, fixtures and installations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	35,117	20,707	8,686
Increases	4,092	2,536	1,561
Translation effect	14,394	11,935	9,158
Adjustment for inflation	489	773	1,309
Decreases and reclassifications	(117)	(834)	(7)
Amount at end of year	53,975	35,117	20,707
Furniture, fixtures and installations [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	5,900	4,010	1,768
Amount at end of year	8,830	5,900	4,010
Selling equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	70,135	40,998	18,788
Translation effect	30,261	25,116	20,016
Decreases and reclassifications	6,023	4,021	2,194
Amount at end of year	106,419	70,135	40,998
Selling equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	44,271	25,697	11,656
Increases	4,493	2,765	1,680
Translation effect	18,791	15,822	12,396
Decreases and reclassifications	(25)	(13)	(35)
Amount at end of year	67,530	44,271	25,697
Selling equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	25,864	15,301	7,132
Amount at end of year	38,889	25,864	15,301
Infrastructure for Natural Gas Distribution [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	44,643	24,168	3,406
Increases	1,587	865
Adjustment for inflation	16,134	13,010	20,519
Decreases and reclassifications	1,735	6,600	243
Amount at end of year	64,099	44,643	24,168
Infrastructure for Natural Gas Distribution [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	23,877	12,508	1,381
Increases	1,287	989	677
Adjustment for inflation	8,629	6,733	10,584
Decreases and reclassifications	(221)	3,647	(134)
Amount at end of year	33,572	23,877	12,508
Infrastructure for Natural Gas Distribution [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	20,766	11,660	2,025
Amount at end of year	30,527	20,766	11,660
Other Property [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	46,706	31,637	11,978
Increases	341	589	385
Translation effect	14,969	13,581	11,468
Adjustment for inflation	3,416	4,793	6,968
Decreases and reclassifications	(516)	(3,894)	838
Amount at end of year	64,916	46,706	31,637
Other Property [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	34,041	22,458	8,446
Increases	1,727	1,325	777
Translation effect	11,135	9,862	8,127
Adjustment for inflation	2,497	3,270	5,152
Decreases and reclassifications	(569)	(2,874)	(44)
Amount at end of year	48,831	34,041	22,458
Other Property [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	12,665	9,179	3,532
Amount at end of year	$ 16,085	$ 12,665	$ 9,179